Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Furniture, fixtures and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	Shorter of the remaining lease terms and the estimated 3 years
Computer trading and clearing system [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant and Equipment, Useful Life	5 years